SUMMARY OF AGGREGATE FUTURE MINIMUM RENTAL PAYMENTS UNDER NON-CANCELABLE AGREEMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Leases
2026		¥ 1,356
2027		304
2028		131
Total future minimum rental payment		1,791
Less amount representing imputed interest		(60)
Present value of future minimum rental payments		1,731
Less current portion, recorded in other current liabilities	$ 187	1,310	¥ 2,037
Long-term lease liabilities, recorded in other long-term liabilities	$ 60	¥ 421	¥ 1,783